Condensed Balance Sheets (Unaudited) (USD $)	Dec. 31, 2012
ASSETS
Cash	$ 24,851
Prepaid expenses	1,133
Loan receivable - other	96,549
Total current assets	122,533
Equipment, net	1,513
Security deposits	750
Total assets	124,796
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued expenses	782,709
Customer deposits	45,000
Loans payable - stockholders	15,538
Convertible note payable - stockholder - net of unamortized discount	165,916
Loans payable - other	106,000
Total current liabilities	1,115,163
Non-current Liabilities
Derivative liability	322,167
Total non-current liabilities	322,167
Stockholders' Equity:
Common stock, $0.00001 par value; 20,000,000,000 shares authorized, 129,017,612 issued and outstanding	1,290
Additional paid in capital	287,694
(Deficit) accumulated during development stage	(1,601,518)
Stockholders' Deficit	(1,312,534)
Liabilities and Stockholders' Deficit	$ 124,796